PROPERTY, PLANT AND EQUIPMENT, NET (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Jul. 31, 2017 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 10,139,416,599	¥ 10,139,416,599		¥ 8,424,206,985
Less: Accumulated depreciation	(3,087,018,295)	(3,087,018,295)		(2,368,014,424)
Less: Impairment	(22,671,733)	(22,671,733)		(23,670,338)	¥ (51,439,373)			¥ (35,263,789)
Subtotal	7,029,726,571	7,029,726,571		6,032,522,223
Construction in progress	1,246,173,113	1,246,173,113		647,664,933
Property, plant and equipment, net	8,275,899,684	8,275,899,684		6,680,187,156		$ 1,203,679,686	¥ 815,400,000
Depreciation of property, plant and equipment		802,022,200	$ 116,649,291	600,541,219	449,079,007
Property, plant and equipment impairment		14,548,043	2,115,925		125,524,021
Pledged property, plant and equipment	2,306,559,529	2,306,559,529		1,853,520,442
Receivables Related To Disposal Of Property, Plant And Equipment	51,675,734	51,675,734		1,072,424,435	198,818,135
Gain (Loss) on Disposition of Property Plant Equipment		(48,168,035)	$ (7,005,750)	82,411,232	¥ (33,072,876)
Jinko Solar South Africa [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment impairment	14,500,000
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,263,778,746	2,263,778,746		1,636,589,735
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	7,424,741,329	7,424,741,329		6,547,574,340
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	41,497,424	41,497,424		31,862,146
Furniture, fixture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 409,399,100	¥ 409,399,100		¥ 208,180,764